INCOME TAXES	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES
16.	INCOME TAXES

Income before income tax consisted of:

	Year Ended December 31,
	2019	2018	2017
Macau operations	$665,591	$522,390	$562,140
Hong Kong operations	(72,676)	(48,385)	(26,111)
Philippine operations	61,768	83,758	36,035
Cyprus operations	16,432	(14,268)	(3,073)
Other jurisdictions operations	(268,548)	(204,361)	(256,781)

Income before income tax	$402,567	$339,134	$312,210

The income tax expense (credit)
consisted
of:

	Year Ended December 31,
	2019	2018	2017
Income tax expense - current
Macau Complementary Tax	$1,130	$676	$13
Lump sum in lieu of Macau Complementary Tax on dividends	2,345	2,341	2,359
Hong Kong Profits Tax	64	46	2,516
Income tax in other jurisdictions	3,571	408	54

Sub-total	7,110	3,471	4,942

Under (over) provision of income taxes in prior years:
Macau Complementary Tax	38	793	(2,575)
Hong Kong Profits Tax	(3)	(2,303)	30
Income tax in other jurisdictions	325	39	(77)

Sub-total	360	(1,471)	(2,622)

Income tax expense (credit) - deferred:
Macau Complementary Tax	(900)	(629)	(3,020)
Hong Kong Profits Tax	(341)	(2,554)	245
Income tax in other jurisdictions	2,110	1,421	445

Sub-total	869	(1,762)	(2,330)

Total income tax expense (credit)	$8,339	$238	$(10)

A reconciliation of the income tax expense (credit) from income before income tax per the accompanying consolidated statements of operations
is as follows:

	Year Ended December 31,
	2019	2018	2017
Income before income tax	$402,567	$339,134	$312,210
Macau Complementary Tax rate	12%	12%	12%
Income tax expense at Macau Complementary Tax rate	48,308	40,696	37,465
Lump sum in lieu of Macau Complementary Tax on dividends	2,345	2,341	2,359
Effect of different tax rates of subsidiaries operating in other jurisdictions	2,178	7,067	181
Under (over) provision in prior years	360	(1,471)	(2,622)
Effect of income for which no income tax expense is payable	(9,763)	(3,035)	(12,526)
Effect of expenses for which no income tax benefit is receivable	54,856	38,468	44,149
Effect of profits generated by gaming operations exempted	(165,947)	(157,367)	(128,145)
Changes in valuation allowances	30,473	12,838	27,259
Expired tax losses	45,529	60,701	31,870

Income tax expense (credit)	$8,339	$238	$(10)

Melco and certain of its subsidiaries are exempt from tax in the Cayman Islands or British Virgin Islands, where they are incorporated, however, Melco is subject to Hong Kong Profits Tax on profits from its activities conducted in Hong Kong. Certain subsidiaries incorporated or conducting businesses in Macau, Hong Kong, the Philippines, Cyprus and other jurisdictions are subject to Macau Complementary Tax, Hong Kong Profits Tax, Philippine Corporate Income Tax, Cyprus Corporate Income Tax and income tax in other jurisdictions, respectively, during the years ended December 31, 2019, 2018 and 2017.
Macau Complementary Tax, Hong Kong Profits Tax, Philippine Corporate Income Tax, Cyprus Corporate Income Tax and income tax in other jurisdictions have been provided at 12%, 16.5%, 30%, 12.5% and the respective tax rate
s
in other jurisdictions, on the estimated taxable income earned in or derived from the respective
jurisdictions, respectively, during the years ended December 31, 2019, 2018 and 2017, if applicable.
Pursuant to the approval notice issued by the Macau government in September 2016, Melco Resorts Macau was granted an extension of the Macau Complementary Tax exemption on profits generated from gaming operations for an additional five years from 2017 to 2021. One of Melco’s subsidiaries in Macau has also been exempted from Macau Complementary Tax on profits generated from income received from Melco Resorts Macau for an additional five years from 2017 to 2021, to the extent that such income is derived from Studio City gaming operations and has been subject to gaming tax pursuant to a notice issued by the Macau government in January 2017. The exemption coincides with Melco Resorts Macau’s exemption from Macau Complementary Tax. The non-gaming
profits and dividend distributions of such subsidiary to its shareholders continue to be subject to Macau Complementary Tax. Melco Resorts Macau’s non-gaming
profits also remain subject to Macau Complementary Tax and Melco Resorts Macau casino revenues remain subject to the Macau special gaming tax and other levies in accordance with its gaming subconcession agreement.
Based on the Supreme Court of the Philippines decision in the case of Bloomberry Resorts and Hotels, Inc. vs. the Bureau of Internal Revenue, G. R. No. 212530 dated November 28, 2016, management believes that the gaming operations of Melco Resorts Leisure, the operator of City of Dreams Manila, are exempt from Philippine Corporate Income Tax, among other taxes, provided the license fees which are inclusive of the
5
% franchise tax under the Philippine Amusement and Gaming
Corporation
(“PAGCOR”) Charter, are paid.
During the years ended December 31, 2019, 2018 and 2017, had the Company not received the income tax exemption on profits generated by gaming operations in Macau and the Philippines, the Company’s consolidated net income attributable to Melco Resorts & Entertainment Limited for the years ended December 31, 2019, 2018 and 2017 would have been reduced by $145,617, $129,241 and $105,364, and diluted earnings per share would have been reduced by $0.101, $0.085 and $0.070 per share, respectively.
In August 2017,
Melco
Resorts Macau received an extension of the agreement with the Macau government for an additional five years applicable to tax years 2017 through

2021, in which the extension agreement provides for an annual payment of 18,900,000 Macau Patacas (“MOP”) (equivalent to $2,345) as payments in lieu of Macau Complementary Tax otherwise due by the shareholders of
Melco
Resorts Macau on dividend distributions from gaming profits. Such annual payment is required regardless of whether dividends are actually distributed or whether
Melco
Resorts Macau has distributable profits in the relevant year.
The effective tax rates for the years ended December 31, 2019, 2018 and 2017 were 2.07%, 0.07% and 0%, respectively. Such rates differ from
the statutory Macau Complementary Tax rate of 12%
primarily
due to
the effect of profits generated by gaming operations being exempted from Macau Complementary Tax and Philippine Corporate Income Tax, the effect of expired tax losses, the effect of changes in valuation allowances, the effect of expenses for which no income tax benefit is receivable, the effect of income for which no income tax expense is payable and the effect of different tax rates of subsidiaries operating in other jurisdictions for the years ended December 31, 2019, 2018 and 2017.
The net deferred tax liabilities as of December 31, 2019 and 2018 consisted of the following:

	December 31,
	2019	2018
Deferred tax assets
Net operating losses carried forward	$167,293	$155,175
Depreciation and amortization	49,985	39,802
L ease liabilities	104,404	—
Deferred rents	—	36,567
Others	9,373	7,801
Sub-total	331,055	239,345
Valuation allowances	(257,965)	(232,907)
Total deferred tax assets	73,090	6,438
Deferred tax liabilities
Right-of-use assets	(63,011)	—
Land use rights	(46,430)	(47,554)
Intangible assets	(506)	(503)
Unrealized capital allowances	(7,242)	(3,255)
Others	(9,020)	(6,880)
Total deferred tax liabilities	(126,209)	(58,192)
Deferred tax liabilities, net	$(53,119)	$(51,754)

As of December 31, 2019 and 2018, valuation allowances of $257,965 and $232,907 were provided, respectively, as management believes it is more likely than not that these deferred tax assets will not be realized.
As of

December
31
,
2019
, adjusted operating tax losses carried forward of $
55,446
have no expiry date and the remaining tax losses amounting to $
921,436
will expire by
2020
through
2029
. Adjusted operating tax losses carried forward of $
245,539
expired during the year ended December
31
,
2019
.
Deferred tax, where applicable, is provided under the asset and liability method at the enacted statutory income tax rate of the respective tax jurisdictions, applicable to the respective financial years, on the difference between the consolidated financial statements carrying amounts and income tax base of assets and liabilities.
Aggregate undistributed earnings of Melco’s foreign subsidiaries available for distribution to Melco of approximately $1,024,419 and $655,735 as at December 31, 2019 and 2018, respectively, are considered to be indefinitely reinvested and the amounts exclude the undistributed earnings of Melco Resorts Macau. Accordingly, no provision has been made for the dividend withholding taxes that would be payable upon the distribution of those amounts to Melco. If those earnings were to be distributed or they were determined to be no longer permanently reinvested, Melco would have to record a deferred income tax liability in respect of those undistributed earnings of approximately $124,169 and $79,417 as at December 31, 2019 and 2018, respectively.
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is presented as follows:
	Year Ended December 31,
	2019	2018	2017
At beginning of year	$4,929	$2,582	$1,836
Additions based on tax positions related to current year	2,575	2,347	943
Re ductions due to expiry of the statute of limitations	—	—	(197)

At end of year	$7,504	$4,929	$2,582

The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate was $7,504 and $4,929 as of December 31, 2019 and 2018, respectively.
As of December 31, 2019 and 2018, there were no interest and penalties related to uncertain tax positions recognized in the accompanying
consolidated financial statements. The Company does not anticipate any significant increases or decreases in unrecognized tax benefits within the next twelve months.
Melco and its subsidiaries’ major tax jurisdictions are Macau, Hong Kong, the Philippines and Cyprus. Income tax returns of Melco and its subsidiaries remain open and subject to examination by the local tax authorities of Macau, Hong Kong, the Philippines and Cyprus until the statute of limitations expire in each corresponding jurisdiction. The statute of limitations in Macau, Hong Kong, the Philippines and Cyprus are five years, six years
, three years and six years
,
 respectively.